Depreciation, amortization, shipping and handling expenses - Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Selling, general and administrative expenses	¥ 224,292	$ 35,477	¥ 237,683	¥ 221,255